Pensions and other post-retirement benefit obligations (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023		Jun. 30, 2022	Jun. 30, 2023		Jun. 30, 2022	Dec. 31, 2022
Post-retirement benefits
Net deficit position of pension schemes	$ 1,078	[1]	$ 1,310	$ 1,078	[1]	$ 1,310	$ 1,168
Actuarial gains reflected in comprehensive income statement	$ 17	[2]	$ 696	7		$ 1,031
AstraZeneca Pharmaceuticals LP main pension scheme
Post-retirement benefits
Amount of pension obligations discharged				(839)
Benefits paid				142
Obligations transferred to external insurers				$ 697

[1]	The Condensed consolidated statement of financial position as at 30 June 2023 and 30 June 2022 have been reviewed by PricewaterhouseCoopers LLP. The Condensed consolidated statement of financial position as at 31 December 2022 has been audited by PricewaterhouseCoopers LLP.
[2]	The Q2 2023 and Q2 2022 information in respect of the three months ended 30 June 2023 and 30 June 2022 respectively included in the Interim Financial Statements have not been reviewed by PricewaterhouseCoopers LLP.